Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Amerigo Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective is long-term growth of capital without regard to current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds.  This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

•

Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of ETFs. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, fundamental research and the cost and liquidity of the Underlying Fund.  These investments may include smaller and medium capitalization companies.

•

Although the Fund does not seek current income, it may invest up to 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit quality(including "junk bonds"), or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation.  Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to those of the S&P 500 Index. The S&P 500 Index is an unmanaged index made up of 500 blue chip stocks.  CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund's investments and keeping it near that of the S&P 500 Index.  The risk of an asset is based on its volatility, long-term performance, valuations, and other financial and economic data.  The volatility of the asset has the largest impact on the risk measurement.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis.  Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.  When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).  When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income.  CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities.  CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets.  CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk:  Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk:  You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to June 5, 2000 is that of the CLS Amerigo Fund, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class N Shares for the nine-month period ended September 30, 2012 was 13.38%. During the period shown in the bar chart, the highest return for a quarter was 20.66% (quarter ended June 30, 2009) and the lowest return for a quarter was (25.50)% (quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of Class N Shares for the nine-month period ended September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.50%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2011)
S&P 500TM Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Amerigo Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,785
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,785
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	2.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2000
Amerigo Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,734
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	457
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	790
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,734
Annual Return 2002	rr_AnnualReturn2002	(20.03%)
Annual Return 2003	rr_AnnualReturn2003	32.03%
Annual Return 2004	rr_AnnualReturn2004	11.39%
Annual Return 2005	rr_AnnualReturn2005	9.43%
Annual Return 2006	rr_AnnualReturn2006	12.84%
Annual Return 2007	rr_AnnualReturn2007	13.77%
Annual Return 2008	rr_AnnualReturn2008	(42.76%)
Annual Return 2009	rr_AnnualReturn2009	40.10%
Annual Return 2010	rr_AnnualReturn2010	15.75%
Annual Return 2011	rr_AnnualReturn2011	(6.91%)
1 Year	rr_AverageAnnualReturnYear01	(6.91%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.34%)	[4]
10 Years	rr_AverageAnnualReturnYear10	3.62%	[4]
Amerigo Class N | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.01%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.83%)	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	3.11%	[4],[5]
Amerigo Class N | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.36%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.44%)	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	3.04%	[4],[5]

[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014 , so that Class N Share and Class C Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% and 2.15% of average daily net assets; respectively. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.
[3]	The Fund's Class C Shares commenced operations on July 13, 2000.
[4]	Class N Shares have lower expenses than Class C Shares of the Amerigo Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.
[5]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.